Fees and Expenses - Wisdom Short Duration Income ETF	Nov. 04, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees(1)	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.02%
Total Annual Fund Operating Expenses	0.42%

(1)	Pursuant to a management agreement with a unitary style fee, the adviser pays all operating expenses of the Fund other than borrowing costs, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and extraordinary expenses. The management fee is subject to breakpoints such that fees are 0.40% on the first $500 million, 0.35% on the next $500 million, and 0.30% on amounts over $1 billion.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$43	$135	$235	$530

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial partial fiscal year (December 19, 2024, through July 31, 2025) the Fund’s portfolio turnover rate was 69.84% of the average value of its portfolio. During this time period, the Fund operated as a traditional mutual fund rather than as an exchange traded fund.

Portfolio Turnover, Rate	69.84%